Note 18 - Fair Value of Financial Instruments	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Disclosure of fair value of financial instruments [text block]
18.	Fair value of financial instruments:

The amounts set out in the table below represent the fair value of the Bank’s financial instruments:

(thousands of Canadian dollars)
	2022		2021

	Book Value	Fair Value	Book Value	Fair Value

Assets
Cash	$88,581	$88,581	$271,523	$271,523
Securities	141,564	141,564	-	-
Loans	2,992,678	2,963,676	2,103,050	2,118,636
Other financial assets	953	953	953	953

Liabilities
Deposits	$2,657,540	$2,561,421	$1,853,204	$1,860,332
Subordinated notes payable	104,951	107,368	95,272	97,910
Other financial liabilities	146,249	146,249	130,657	130,657

Fair values are based on management’s best estimates of market conditions and valuation policies at a certain point in time. The estimates are subjective and involve particular assumptions and matters of judgment and as such, may not be reflective of future fair values. The Bank’s loans and deposits lack an available market as they are not typically exchanged. Therefore, they have been valued as described below and are not necessarily representative of amounts realizable upon immediate settlement.

The fair value amounts have been determined using the following valuation methods and assumptions:

•	For securities, the combined book value and accrued interest approximates fair value.
•	The fair value of loans is based on net discounted cash flows using market interest rates and applicable credit spreads for borrowers.
•	The fair value of deposits is determined based on discounted cash flows using market interest rates.
•	The fair value of subordinated notes payable is determined based on discounted cash flows using current market interest rates.
•

The investment in Stablecorp which is measured at fair value at each reporting period with changes in value reflected in the Bank’s other comprehensive income. The estimated fair value of the Stablecorp investment is classified as Level 3 fair value hierarchy as a determination of fair value, which did not use inputs that are based on observable market data given that the entity is privately-held.

•	The fair value of other financial assets is approximately equal to their book value due to the short-term nature of the instruments.
•

The fair value of other financial liabilities is approximately equal to their book value due to the short-term nature of the instruments except for lease obligations. However, the fair value of the Bank’s lease obligations is approximately equal to their book value given that there has been no movement in the market interest rates associated with these leases.